Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

14 Intangible assets

Accounting policy

On acquisition of a subsidiary or business, the purchase consideration is allocated between the tangible and intangible assets other than goodwill on a fair value basis, with any excess purchase consideration representing goodwill.

Goodwill is carried at fair value as at the date of acquisition less impairment charges. Acquired intangible assets are carried at their fair value as at the date of acquisition less accumulated amortisation (including impairment). On disposal, the amount of goodwill attributable to a subsidiary or business is included in the calculation of profit or loss recognised in the income statement.

Management judgement is required to identify intangible assets acquired as part of business combinations which comprise: market-related assets (e.g. trademarks, imprints, brands); customer-related assets (e.g. subscription bases, customer lists, customer relationships); editorial content; software and systems (e.g. application infrastructure, product delivery platforms, in-process research and development); and other intangible assets mainly comprising contract and rights-related assets.

The valuation of acquired intangible assets represents the estimated economic value in use, using standard valuation methodologies, including as appropriate, discounted cash flow and comparable market transactions. Judgements involved in estimating valuation of the intangible assets include growth in cash flows over the forecast period, the long-term growth rate assumed thereafter and the discount rate applied to the forecast cash flows.

The selection of appropriate amortisation periods for acquired intangible assets requires management to assess the longevity of brands and imprints, the strength and stability of customer relationships, the market positions of the acquired intangible assets and the technological and competitive risks that they face.

Certain intangible assets in relation to acquired science and medical publishing businesses have been determined to have indefinite lives. The longevity of these assets is evidenced by their long-established and well regarded journal titles, and their characteristically stable market positions. Journal titles determined to have indefinite lives are not amortised and are subject to impairment review at least annually, including a review of events and circumstances to ensure that they continue to support an indefinite useful life.

Intangible assets, other than journal titles determined to have indefinite lives, are amortised on a straight-line basis over their estimated useful lives. The estimated useful lives of intangible assets with finite lives are:

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Market-related assets – 1 to 40 years

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Customer-related assets – 1 to 20 years

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Editorial content – 1 to 40 years

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Software and systems – 1 to 10 years

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Other – 3 to 20 years

Internally developed intangible assets (development spend) typically comprise software and systems development where an identifiable asset is created that is probable to generate future economic benefits and are carried at cost less accumulated amortisation. Internally developed intangible assets are amortised on a straight-line basis over their estimated useful lives of three to 10 years. Impairment reviews are carried out at where indicators of impairment are identified.

Impairment reviews

Goodwill and acquired intangible assets with an indefinite life are allocated to cash generating units (CGUs) and tested for impairment at least annually or when there is an indicator that the asset may be impaired. An impairment loss is recognised in the income statement in administration and other expenses to the extent the carrying value of goodwill exceeds its recoverable amount and not subsequently reversed. The recoverable amount is the higher of fair value less costs to sell and value in use. The carrying amounts of all other intangible assets are tested for impairment where there are indications of possible impairment.

An impairment review involves a comparison of the carrying value of the asset with estimated values in use based on management’s cash flow projections, approved by the Board. Key areas of judgement in estimating the values in use of businesses are the growth in cash flows over a forecast period of up to five years, the long-term growth rate assumed thereafter and the discount rate applied to the forecast cash flows. These calculations require the use of estimates in respect of forecast cash flows and discount rates. Where the asset does not generate cash flows that are independent from other assets, value in use estimates are made based on the cash flows of the CGU to which the asset belongs.

As permitted by IAS 36, the most recent detailed calculation of the recoverable amount of a CGU (to which goodwill and acquired intangibles with indefinite lives are allocated) is used in the impairment test for that CGU in the current period where the required criteria have been met. The three required criteria to be met are: there have been no significant changes in the assets and liabilities; the most recent recoverable amount exceeds the carrying amount by a substantial margin; and the likelihood that the recoverable amount would be less than the carrying amount is remote.

Critical judgement

Capitalisation of development spend

Development spend encompasses investment in new products and other initiatives, ranging from the building of online delivery platforms, to launch costs of new services, to building new infrastructure and applications. Launch costs and other ongoing operating expenses of new products and services are expensed as incurred. The costs of building product applications, platforms and infrastructure are capitalised as internally generated intangible assets, where the investment they represent has demonstrable value and the technical and commercial feasibility is assured. Costs eligible for capitalisation must be incremental, clearly identified and directly attributable to a particular project. The resulting assets are amortised over their estimated useful lives. Judgement is required in the assessment of the potential value of a development project, the identification of costs eligible for capitalisation and the selection of appropriate asset lives. In the impairment reviews where indicators of impairment are identified, estimates relating to the future cash flows and discount rates used in calculating the value in use of the intangible asset may have a material effect on the reported amounts of intangible assets.

14 Intangible assets (continued)

	Goodwill GBPm	Market related GBPm	Customer related GBPm	Editorial content GBPm	Software and technology GBPm	Other GBPm	Total acquired intangible assets GBPm	Internally developed intangible assets GBPm	Total intangible assets excluding goodwill GBPm
COST
As at 1 January 2024	8,023	2,540	1,979	658	835	2,426	8,438	4,343	12,781
Acquisitions	146	10	14	10	38	-	72	-	72
Additions	-	-	-	-	-	-	-	464	464
Disposals and other	(36)	(71)	(8)	(6)	(23)	(110)	(218)	(87)	(305)
Exchange translation differences	83	36	25	4	5	7	77	2	79
At 1 January 2025	8,216	2,515	2,010	666	855	2,323	8,369	4,722	13,091
Acquisitions	140	20	70	4	34	6	134	-	134
Additions	-	-	-	-	-	-	-	504	504
Disposals and other	-	-	-	-	(99)	(19)	(118)	(186)	(304)
Exchange translation differences	(426)	(158)	(117)	(24)	(34)	(80)	(413)	(160)	(573)
At 31 December 2025	7,930	2,377	1,963	646	756	2,230	7,972	4,880	12,852

ACCUMULATED AMORTISATION
As at 1 January 2024	-	1,731	1,323	607	600	2,416	6,677	2,866	9,543
Charge for the year	-	111	71	13	62	1	258	364	622
Disposals and other	-	(69)	(8)	(5)	(23)	(110)	(215)	(71)	(286)
Exchange translation differences	-	23	15	3	6	7	54	(6)	48
At 1 January 2025	-	1,796	1,401	618	645	2,314	6,774	3,153	9,927
Charge for the year	-	108	69	12	57	2	248	352	600
Disposals and other	-	-	-	-	(99)	(19)	(118)	(204)	(322)
Exchange translation differences	-	(114)	(82)	(22)	(31)	(80)	(329)	(96)	(425)
At 31 December 2025	-	1,790	1,388	608	572	2,217	6,575	3,205	9,780

NET BOOK AMOUNT
At 31 December 2024	8,216	719	609	48	210	9	1,595	1,569	3,164
At 31 December 2025	7,930	587	575	38	184	13	1,397	1,675	3,072

The Legal business area has £663m (2024: £645m) of capitalised development costs associated with platforms and infrastructure, with a remaining amortisation period of up to ten years.

Included in market-related intangible assets are £113m (2024: £121m) of journal titles relating to Scientific, Technical & Medical determined to have indefinite lives based on an assessment of their historical longevity and stable market positions.

Impairment review

There were no charges for impairment of goodwill or indefinite lived intangible assets in 2025 (2024: nil) identified during the annual impairment review. From 2025, as described in note 1 on page 144, print and print-related activities are now managed and reported separately. As a result in 2025, a print and print-related CGU has been identified and an impairment review has been completed comparing the carrying value with the recoverable amount based on management’s cash flow projections approved by the Board in 2025.

For the Risk, Scientific, Technical & Medical, Legal and Exhibitions CGUs, as permitted by IAS 36, the detailed calculations including key assumptions used to determine the recoverable amounts and sensitivity analysis performed in 2023 were used as a basis for the 2025 impairment tests as the criteria of IAS 36 were satisfied. For all applicable CGUs tested: there have been no significant changes in the assets and liabilities in 2025 included in the CGUs compared to 2023; the headroom was substantial in 2023; and the likelihood that the recoverable amount would be less than the carrying amount in 2025 is remote.

14 Intangible assets (continued)

Goodwill and indefinite lived intangible assets are compiled and assessed among groups of CGUs, which represent the lowest level at which goodwill is monitored by management. Typically, acquisitions are integrated into existing business areas, and the goodwill arising is allocated to the groups of CGUs that are expected to benefit from the synergies of the acquisition. As the business areas have become increasingly integrated and globalised, the current CGU allocation reflects the global leverage of assets, skills, knowledge and technology platforms, and the monitoring of goodwill by management. Goodwill has been allocated to Print and print-related in 2025 as a result of the business area reporting changes and therefore, the balance is nil for 2024.

GOODWILL	2024 GBPm	2025 GBPm
Risk	4,004	3,902
Scientific, Technical & Medical	1,948	1,814
Legal	1,640	1,543
Exhibitions	624	631
Print & print-related	-	40
Total	8,216	7,930

The key assumptions used for each group of CGUs are disclosed below:

KEY ASSUMPTIONS	2024		2025
	Pre-tax discount rate	Nominal long-term market growth rate	Pre-tax discount rate	Nominal long-term market growth rate
Risk	11.3%	4%	11.3%	4%
Scientific, Technical & Medical	10.6%	3%	10.6%	3%
Legal	10.9%	4%	10.9%	4%
Exhibitions	12.3%	4%	12.3%	4%
Print & print-related	-	-	13.8%	(9)%

The pre–tax discount rates used are based on the Group’s weighted average cost of capital, adjusted to reflect a risk premium specific to each business. A post-tax discount rate was applied to post-tax cash flows. The equivalent pre-tax discount rate has been estimated by grossing up the post-tax rate. The Group’s weighted average cost of capital is derived from a risk free rate, a market risk premium, a risk adjustment (beta) and a cost of debt adjustment. The discount rates and the cash flow projections are in nominal terms and therefore, take into account the impact of inflation. Assumptions for print and print-related have been determined and applied in the 2025 recoverable amount calculation for the 2025 impairment testing assessment. As the IAS 36 criteria are satisfied for the Risk, Scientific, Technical & Medical, Legal and Exhibitions CGUs, the 2023 recoverable amount calculation (including the discount rate and growth rate assumptions) have been used in the 2025 impairment testing calculations.

The key assumptions within the forecast growth in the cash flows over a forecast period of up to five years are revenue growth, operating margin and cash conversion. Revenue growth and operating profit margin forecasts for each CGU are derived from past results adjusted by management based on salient current and future considerations. Cash conversion rates for each CGU are based on historical cash conversion rates. Nominal long-term market growth rates, which are applied after the forecast period of up to five years, are broadly in line with the long-term average growth prospects for the sectors and territories in which the businesses operate.

A sensitivity analysis has been performed based on changes in key assumptions considered to be reasonably possible by management: an increase in the discount rate of 1.5%; a decrease in the compound annual growth rate for cash flow in the five-year forecast period of 2%; a decrease in the nominal long-term market growth rates of 1%; and a combined increase in discount rate of 1% and a decrease in the nominal long-term market growth rates of 1%. These sensitivity analyses show that no impairment charges would result from these scenarios in any of the CGUs.